Financial Instruments with Off-Balance-Sheet Risk - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Guarantor Obligations [Line Items]
Guarantor obligations undiscounted maximum exposure	$ 106,420,000
Minimum [Member] | Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Guarantee obligations term	1 year
Maximum [Member] | Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Guarantee obligations term	2 years